Buffalo Blue Chip Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Communication Services - 12.0%
Entertainment - 1.5%
Netflix, Inc. (a)	21,750	$2,039,280
Spotify Technology SA (a)	1,025	595,228
		2,634,508
Interactive Media & Services - 10.0%
Alphabet, Inc. - Class A	35,050	10,970,650
Meta Platforms, Inc. - Class A	9,325	6,155,339
		17,125,989
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.	3,950	802,008
Total Communication Services		20,562,505

Consumer Discretionary - 11.3%
Automobiles - 1.7%
Tesla, Inc. (a)	6,625	2,979,395

Broadline Retail - 5.6%
Amazon.com, Inc. (a)	38,625	8,915,423
MercadoLibre, Inc. (a)	350	704,991
		9,620,414
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	175	937,183
Hilton Worldwide Holdings, Inc.	3,750	1,077,187
Yum! Brands, Inc.	5,775	873,642
		2,888,012
Specialty Retail - 1.7%
Home Depot, Inc.	2,985	1,027,138
O'Reilly Automotive, Inc. (a)	10,370	945,848
TJX Companies, Inc.	5,520	847,927
		2,820,913
Textiles, Apparel & Luxury Goods - 0.6%
Birkenstock Holding PLC (a)	14,925	610,433
On Holding AG - Class A (a)	8,450	392,756
		1,003,189
Total Consumer Discretionary		19,311,923

Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	1,200	1,034,808
Walmart, Inc.	10,475	1,167,020
Total Consumer Staples		2,201,828

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
APA Corp.	19,075	466,574
Exxon Mobil Corp.	9,025	1,086,069
Shell PLC - ADR	10,550	775,214
Total Energy		2,327,857

Financials - 6.5%
Banks - 0.6%
JPMorgan Chase & Co.	3,100	998,882

Capital Markets - 1.4%
Ameriprise Financial, Inc.	1,450	710,993
Goldman Sachs Group, Inc.	800	703,200
S&P Global, Inc.	1,750	914,533
		2,328,726
Financial Services - 4.1%
Berkshire Hathaway, Inc. - Class B (a)	2,425	1,218,926
Mastercard, Inc. - Class A	5,225	2,982,848
Visa, Inc. - Class A	8,265	2,898,618
		7,100,392
Insurance - 0.4%
Arthur J. Gallagher & Co.	2,775	718,142
Total Financials		11,146,142

Health Care - 8.0%
Biotechnology - 1.4%
AbbVie, Inc.	3,800	868,262
Argenx SE - ADR (a)	1,050	882,997
Vertex Pharmaceuticals, Inc. (a)	1,600	725,376
		2,476,635
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	11,025	1,381,322
Boston Scientific Corp. (a)	5,610	534,914
Intuitive Surgical, Inc. (a)	1,150	651,314
Medtronic PLC	6,550	629,193
Stryker Corp.	2,175	764,447
		3,961,190
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	2,025	668,473

Life Sciences Tools & Services - 1.0%
Danaher Corp.	3,575	818,389
Thermo Fisher Scientific, Inc.	1,495	866,278
		1,684,667
Pharmaceuticals - 2.9%
Eli Lilly & Co.	3,365	3,616,298
Johnson & Johnson	6,425	1,329,654
		4,945,952
Total Health Care		13,736,917

Industrials - 5.1%
Aerospace & Defense - 1.0%
General Electric Co.	5,595	1,723,428

Building Products - 0.3%
Trane Technologies PLC	1,450	564,340

Electrical Equipment - 1.3%
Eaton Corp. PLC	2,025	644,983
GE Vernova, Inc.	1,400	914,998
Vertiv Holdings Co. - Class A	3,625	587,286
		2,147,267
Ground Transportation - 0.7%
Uber Technologies, Inc. (a)	7,200	588,312
Union Pacific Corp.	3,025	699,743
		1,288,055
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	4,725	921,800

Machinery - 1.1%
Westinghouse Air Brake Technologies Corp.	4,050	864,472
Xylem, Inc.	7,025	956,665
		1,821,137
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd.	1,650	324,803
Total Industrials		8,790,830

Information Technology - 47.2% (b)
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	4,125	540,499
Cisco Systems, Inc.	11,050	851,181
		1,391,680
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. - Class A	6,800	918,952
Corning, Inc.	10,625	930,325
		1,849,277
IT Services - 0.8%
Cloudflare, Inc. - Class A (a)	2,150	423,872
Shopify, Inc. - Class A (a)	5,700	917,529
		1,341,401
Semiconductors & Semiconductor Equipment - 19.7%
Advanced Micro Devices, Inc. (a)	4,250	910,180
Applied Materials, Inc.	3,075	790,244
ASML Holding NV - NY Shares	780	834,491
Broadcom, Inc.	20,132	6,967,685
First Solar, Inc. (a)	2,325	607,360
NVIDIA Corp.	109,800	20,477,700
NXP Semiconductors NV	4,050	879,093
SiTime Corp. (a)	1,050	370,850
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,850	1,777,756
		33,615,359
Software - 14.6%
AppLovin Corp. - Class A (a)	1,350	909,657
Cadence Design Systems, Inc. (a)	2,325	726,748
Intuit, Inc.	2,410	1,596,432
Microsoft Corp.	35,525	17,180,601
Nutanix, Inc. - Class A (a)	8,950	462,626
Oracle Corp.	4,800	935,568
Palo Alto Networks, Inc. (a)	5,160	950,472
Salesforce, Inc.	2,125	562,934
ServiceNow, Inc. (a)	6,475	991,905
Zscaler, Inc. (a)	2,475	556,677
		24,873,620
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	62,055	16,870,273
Seagate Technology Holdings PLC	2,175	598,973
		17,469,246
Total Information Technology		80,540,583

Materials - 1.6%
Chemicals - 1.0%
Ecolab, Inc.	2,600	682,552
Linde PLC	2,380	1,014,808
		1,697,360
Construction Materials - 0.6%
CRH PLC	7,700	960,960
Total Materials		2,658,320

Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	3,800	613,054
TOTAL COMMON STOCKS (Cost $70,652,768)		161,889,959

EXCHANGE TRADED FUNDS - 0.8%	Shares	Value
iShares Biotechnology ETF	6,125	1,033,716
State Street Consumer Staples Select Sector SPDR ETF	5,275	409,762
TOTAL EXCHANGE TRADED FUNDS (Cost $1,309,926)		1,443,478

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.5%	Shares	Value
Fidelity Money Market Government Portfolio - Class I, 3.67% (c)	7,612,144	7,612,144
TOTAL MONEY MARKET FUNDS (Cost $7,612,144)		7,612,144

TOTAL INVESTMENTS - 100.1% (Cost $79,574,838)		170,945,581
Liabilities in Excess of Other Assets - (0.1)%		(165,114)
TOTAL NET ASSETS - 100.0%		$170,780,467

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Buffalo Blue Chip Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$161,889,959	$–	$–	$161,889,959
Exchange Traded Funds	1,443,478	–	–	1,443,478
Money Market Funds	7,612,144	–	–	7,612,144
Total Investments	$170,945,581	$–	$–	$170,945,581

Refer to the Schedule of Investments for further disaggregation of investment categories.